Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000234286 | FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234286 | FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234286 | FR_125141101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234286 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234286 | FR_50155Q100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234286 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234286 | FR_90041L105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234286 | FR_53263P105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234286 | FR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234286 | FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234286 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000234286 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000234286 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234286 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234286 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000234286 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234286 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234286 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234286 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234286 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000234286 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256748 | FR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256748 | FR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256748 | FR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256748 | FR_3137H7QH9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256748 | FR_3140W06P5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256748 | FR_3140W1M75
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256748 | FR_3132DUKU0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256748 | FR_31427NH93
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000256748 | FR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256748 | FR_3140W1KE2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256748 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256748 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000256748 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256748 | BAA
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000256748 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000256748 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256748 | A
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000256748 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000256748 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000256748 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256748 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000256748 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000256748 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000256748 | SectorU.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000256748 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000256748 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256748 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000256748 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000256748 | AssetLong-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000256749 | FR_91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000256749 | FR_912828YD6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256749 | FR_38141GC85
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256749 | FR_46647PEA0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256749 | FR_21871XAD1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256749 | FR_38378W6V0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256749 | FR_61744YAK4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256749 | FR_345397C43
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256749 | FR_06738EAP0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256749 | FR_44891ADS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256749 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256749 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000256749 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256749 | BAA
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000256749 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000256749 | A
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000256749 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256749 | AAA
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000256749 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000256749 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000256749 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000256749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000256749 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256749 | SectorU.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256749 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000256749 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256749 | SectorCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256749 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256749 | AssetLong-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.70%